Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$9,504,647.05	0.0629114	$-	-	$9,504,647.05
Class B Notes	$28,790,000.00	1.0000000	$28,253,935.50	0.9813802	$536,064.50
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$82,654,647.05	0.0546936	$72,613,935.50	0.0480496	$10,040,711.55

Weighted Avg. Coupon (WAC)	4.68%		4.71%
Weighted Avg. Remaining Maturity (WARM)	17.08		16.26
Pool Receivables Balance	$114,376,743.36		$104,254,844.88
Remaining Number of Receivables	22,178		21,546

Adjusted Pool Balance	$113,781,843.86		$103,741,132.31

III. COLLECTIONS

Principal:
Principal Collections	$9,960,182.39
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$194,252.46
Total Principal Collections	$10,154,434.85

Interest:
Interest Collections	$460,616.84
Late Fees & Other Charges	$50,974.30
Interest on Repurchase Principal	$-
Total Interest Collections	$511,591.14

Collection Account Interest	$1,070.12
Reserve Account Interest	$1,071.99
Servicer Advances	$-

Total Collections	$10,668,168.10

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$10,668,168.10
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$18,449,967.30

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$95,313.95	$-	$95,313.95	$95,313.95
Collection Account Interest					$1,070.12
Late Fees & Other Charges					$50,974.30
Total due to Servicer					$147,358.37

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$5,781.99		$5,781.99

Total Class A interest:		$5,781.99		$5,781.99	$5,781.99

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$10,437,103.90

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,040,711.55

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$9,504,647.05
Class A Notes Total:	$9,504,647.05	$9,504,647.05
Class B Notes Total:	$536,064.50	$536,064.50
Class C Notes Total:	$-	$-
Total Noteholders Principal	$10,040,711.55	$10,040,711.55

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			396,392.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$594,899.50
Beginning Period Amount	$594,899.50
Current Period Amortization	$81,186.93
Ending Period Required Amount	$513,712.57
Ending Period Amount	$513,712.57
Next Distribution Date Amount	$439,390.96

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	27.36%	30.00%	30.00%

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.37%	20,980	95.87%	$99,953,012.22
30 - 60 Days	2.10%	452	3.25%	$3,392,639.20
61 - 90 Days	0.44%	95	0.75%	$782,694.06
91-120 Days	0.09%	19	0.12%	$126,499.40
121 + Days	0.00%	0	0.00%	$-
Total		21,546		$104,254,844.88

Delinquent Receivables 30+ Days Past Due
Current Period	2.63%	566	4.13%	$4,301,832.66
1st Preceding Collection Period	2.75%	609	4.23%	$4,840,371.37
2nd Preceding Collection Period	2.66%	610	4.02%	$5,037,807.73
3rd Preceding Collection Period	2.62%	632	3.90%	$5,339,401.61
Four-Month Average	2.66%		4.07%

Repossession in Current Period		23		$200,055.90
Repossession Inventory		40		$74,747.22

Current Charge-Offs
Gross Principal of Charge-Offs				$161,716.09
Recoveries				$(194,252.46)
Net Loss				$(32,536.37)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.34%

Average Pool Balance for Current Period				$109,315,794.12

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.36%
1st Preceding Collection Period				0.06%
2nd Preceding Collection Period				0.51%
3rd Preceding Collection Period				-0.08%
Four-Month Average				0.03%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	2,614	$37,299,933.30
Recoveries	26	2,440	$(24,638,001.57)
Net Loss			$12,661,931.73
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	7	2,138	$12,834,891.16
Average Net Loss for Receivables that have experienced a Net Loss			$6,003.22

Principal Balance of Extensions			$575,804.32
Number of Extensions			74

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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